The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

February 3, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange

Commission Division of Investment

Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	ARIEL INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-07699
Investment Company Act Registration No: 811-4786
Ariel Fund (S000005024)
Ariel Appreciation Fund (S000005025)
Ariel Focus Fund (S000005026)
Ariel Discovery Fund (S000031125)
Ariel International Fund (S000035291)
Ariel Global Fund (S000035292)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund, and Ariel Global Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated February 1, 2017, and filed electronically as Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A on January 26, 2017.

Please direct any inquiries regarding this filing to me at (312) 557-3361. Thank you for your assistance with respect to this matter.

Very truly yours,
/s/ Marcia Y. Lucas
Marcia Y. Lucas, Esq.
Senior Vice President
For The Northern Trust Company, as Administrator to the Trust